SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Athena Technology Solutions Holdings, LLC
Segment Reporting Information [Line Items]
Schedule of Financial Information for Each Reportable Segment
Financial information for each reportable segment is as follows for the three months ended March 31, 2026:

	Three Months Ended March 31, 2026
	Tactical Systems	Global Solutions	Total Segments
Total segment revenue	$190,797	$25,896	$216,693
Total segment expenses	152,276	21,695	173,971

Segment Adjusted EBITDA	$38,521	$4,201	42,722

Less unallocated amounts:
Corporate (1)			(6,315)
Interest expense			(6,544)
Interest income			106
Change in fair value of derivative liability			(2,400)
Depreciation and amortization			(5,309)
Other income, net			213
IPO-related costs			(1,475)

Income before income taxes			$20,998

(1)
Corporate primarily consists of costs related to executive and staff functions, including the Chief Executive Officer, the Chief Operating Officer, Information Technology, Human Resources, Legal, Finance, Business Development, Corporate Development, and Administration, which benefit the enterprise as a whole.

Financial information for each reportable segment is as follows for the three months ended March 31, 2025:

	Three Months Ended March 31, 2025
	Tactical Systems	Global Solutions	Total Segments
Total segment revenue	$29,451	$23,807	$53,258
Total segment expenses	39,318	25,910	65,228

Segment Adjusted EBITDA	$(9,867)	$(2,103)	(11,970)

Less unallocated amounts:
Corporate (1)			(1,390)
Interest expense			(7,179)
Interest income			214
Change in contingent consideration			(1,221)
Depreciation and amortization			(5,173)
Other (2)			(563)

Loss before income taxes			$(27,282)

(1)
Corporate primarily consists of costs related to executive and staff functions, including the Chief Executive Officer, the Chief Operating Officer, Information Technology, Human Resources, Legal, Finance, Business Development, Corporate Development, and Administration, which benefit the enterprise as a whole.

(2)	Other primarily includes $0.5 million of legal expenses related to the non-recurring Viking legal settlement.
Substantially all of the Company’s long-lived tangible assets were in the United States as of March 31, 2026 and December 31, 2025.

Financial information for each reportable segment is as follows for the year ended December 31, 2025:

(In thousands)	Tactical Systems	Global Solutions	Total Segments
Total segment revenue	$321,995	$110,938	$432,933
Total segment expenses	283,787	102,766	386,553

Segment Adjusted EBITDA	$38,208	$8,172	46,380

Less unallocated amounts:
Corporate (1)			(8,802)
Interest expense			(32,346)
Interest income			699
Change in contingent consideration			(2,435)
Depreciation and amortization			(21,369)
Other income, net (2)			6,841
IPO-related costs			(3,398)
Other (3)			(2,179)

Loss before income taxes			$(16,609)

(1)
Corporate primarily consists of costs related to executive and staff functions, including the Chief Executive Officer, the Chief Operating Officer, Information Technology, Human Resources, Legal, Finance, Business Development, Corporate Development, and Administration, which benefit the enterprise as a whole.

(2)	Other income, net includes a $6,844 gain related to a non-recurring legal settlement. Refer to Note 11 for further discussion.
(3)	Other includes $1,593 of legal expenses related to the legal settlement discussed in (2) above and $586 of marketing expenses related to the rebranding of the Company.
Financial information for each reportable segment is as follows for the year ended December 31, 2024:

(In thousands)	Tactical Systems	Global Solutions	Total Segments
Total segment revenue	$298,189	$94,003	$392,192
Total segment expenses	213,743	96,706	310,449

Segment Adjusted EBITDA	$84,446	$(2,703)	81,743

Less unallocated amounts:
Corporate (1)			(4,731)
Interest expense			(29,584)
Interest income			1,436
Change in contingent consideration			61,599
Depreciation and amortization			(21,342)
Other income, net			129
Business acquisition costs			(264)
Restructuring – severance			(147)
Other (2)			(9,883)

Income before income taxes			$78,956

(1)
Corporate primarily consists of costs related to executive and staff functions, including the Chief Executive Officer, the Chief Operating Officer, Information Technology, Human Resources, Legal, Finance, Business Development, Corporate Development, and Administration, which benefit the enterprise as a whole.

(2)
Other includes (i) $3,796 of business process improvement costs, and (ii) $1,327 of legal fees and a $4,760 inventory obsolescence charge related to a non-recurring
legal settlement. Refer to Note 11 for further discussion.